Financial Instruments - Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 30,691,770	₩ 26,536,803
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,775,166	4,754,644
Derivative financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	249,096	117,875
Short-term financial instrument [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,514,093	9,133,404
Debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	161,863	174,414
Other securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	430,998	364,404
Other receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,763,566	2,302,515
Trade accounts and notes receivable [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,051,708	7,329,596
Deposit instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 2,745,280	₩ 2,359,951